PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Rental expense	$ 1,100	$ 1,300	$ 1,400
Future Minimum Annual Rentals
2017	1,151
2018	1,006
2019	854
2020	679
2021	531
Thereafter	2,655
Total	$ 6,876